UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended DECEMBER 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf if the Reporting Manager

Name:    Richard W. Silver
Title:   Managing Member
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Richard W. Silver		Boston, MA		February 14, 2011
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	46
Form 13F Information Tabel value Total	93,918,000

List of Other Included Managers:

NONE


FORM 13F INFORMATIONAL TABLE


                                  TITLE OF                  VALUE      SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                   CLASS      CUSIP        X 1000     PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
AGIC CONV & INCOME FD                   COM    001190107         28      2,700              SOLE                            2,700
AOL INC 01-19-12@30.000                 COM    00184X105        496        584       PUT    SOLE                              584
AOL INC 01-21-12@30.000                 COM    00184X105        510        690       PUT    SOLE                              690
ARCHER DANIELS MIDLAND CO               COM    039483102       2393     79,550              SOLE                           79,550
AUTOMATIC DATA PROCESSING IN            COM    053015103         37        809              SOLE                              809
AUTONATION INC                          COM    05329W102       5037    178,625              SOLE                          178,625
AUTOZONE INC                            COM    053332102       5827     21,375              SOLE                           21,375
BERKSHIRE HATHAWAY INC DEL             CL B    084670702       6605     82,450              SOLE                           82,450
BLACKROCK FLOAT RATE OME STR            COM    09255X100        220     14,800              SOLE                           14,800
BROOKFIELD ASSET MGMT INC              CL A    112585104       3700    111,158              SOLE                          111,158
BROOKFIELD INFRAST PARTNERS         LP UNIT    G16252101         18        835              SOLE                              835
CALPINE CORP                            COM    131347304        723     54,228              SOLE                        1,854,228
CBOE HLDGS INC                          COM    12503M108       2496    109,175              SOLE                          109,175
CHINA PETE & CHEM CORP                  ADR    16941R108         48        500              SOLE                              500
CME GROUP INC                           COM    12572Q105       1576      4,897              SOLE                            4,897
DIAGEO P L C                            ADR    25243Q205        149      2,000              SOLE                            2,000
EATON VANCE LTD DUR INCOME F            COM    27828H105       1039     64,775              SOLE                           64,775
EL PASO CORP                            COM    28336L109        116      8,400              SOLE                            8,400
FOREST CITY ENTERPRISES INC            CL A    345550107       4126    247,232              SOLE                          247,232
GENERAL GROWTH 1-22-11@10               COM    370021107         49         48      CALL    SOLE                               48
GENERAL GROWTH 1-22-11@15               COM    370021107         90        170      CALL    SOLE                              170
GENERAL GROWTH PPTYS INC NEW            COM    370023103       5399    348,800              SOLE                          348,800
GREENLIGHT CAPITAL RE LTD              CL A    G4095J109       2795    104,225              SOLE                          104,225
HOWARD HUGHES CORP                      COM    44267D107       3605     66,240              SOLE                           66,240
ICAHN ENTERPRISES LP                LP UNIT    451100101       4251    120,812              SOLE                          120,812
JARDEN CORP                             COM    471109108       1192     38,600              SOLE                           38,600
JPMORGAN CHASE & CO                     COM    46625H100         32        765              SOLE                              765
LAS VEGAS SANDS CORP                    COM    517834107       2553     55,565              SOLE                           55,565
LEUCADIA NATL CORP                      COM    527288104       4036    138,303              SOLE                          138,303
LIBERTY MEDIA CORP CAP                  COM    53071M302       3239     51,780              SOLE                           51,780
LIBERTY MEDIA CORP LIB STAR             COM    53071M708       1637     24,625              SOLE                           24,625
MELCO CROWN ENTMT LTD                   ADR    585464100        768    120,825              SOLE                          120,825
NASDAQ OMX GROUP INC                    COM    631103108       1527     64,412              SOLE                           64,412
NOVO-NORDISK A S                        ADR    670100205       2174     19,315              SOLE                           19,315
NUVEEN FLTNG RTE INCM OPP FD            COM    6706EN100        153     12,700              SOLE                           12,700
PEPSICO INC                             COM    713448108        222      3,400              SOLE                            3,400
PIMCO INCOME OPPORTUNITY FD             COM    72202B100       1951     76,250              SOLE                           76,250
PIMCO INCOME STRATEGY FUND              COM    72201H108       2899    252,163              SOLE                          252,163
PIMCO INCOME STRATEGY FUND I            COM    72201J104       1359    137,431              SOLE                          137,431
QUANTA SVCS INC                         COM    74762E102        209     10,489              SOLE                           10,489
SEARS HLDGS CORP                        COM    812350106       5496     74,522              SOLE                           74,522
SILVER WHEATON CORP                     COM    828336107       5112    130,950              SOLE                          130,950
SUNCOR ENERGY INC NEW                   COM    867224107       2998     78,294              SOLE                           78,294
US GOLD CORPORATION                     COM    912023207       2412    298,800              SOLE                          298,800
WILLIAMS COS INC DEL                    COM    969457100       1224     49,510              SOLE                           49,510
WYNN RESORTS LTD                        COM    983134107       1392     13,410              SOLE                           13,410
